Summary Prospectus Supplement August 29, 2025

Exponential Technologies Fund
ETAEX Class A Shares	ETCEX Class C Shares
ETNEX Class N Shares	ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2024, as supplemented, and should be read in conjunction with such Summary Prospectus.

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The following changes to the Summary Prospectus are effective September 1, 2025:

1)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Exponential Technologies Fund - Fees and Expenses of the Fund” is replaced with the following:
Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 180 days)	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	None
Other Expenses	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.59%	2.34%	1.54%	1.34%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase.
2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

2)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Exponential Technologies Fund - Example of Hypothetical Fund Costs” is replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class A	$727	$1,048	$1,391	$2,356
Class C – no redemption	$237	$730	$1,250	$2,676
Class C – with redemption	$337	$730	$1,250	$2,676
Class N	$157	$486	$839	$1,834
Class I	$136	$425	$734	$1,613

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.